COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—PREFERRED	1.0%
Invesco Preferred ETF		219,837	$2,607,267
iShares Preferred & Income Securities ETF		40,412	1,295,608

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$3,750,260)			3,902,875

PREFERRED SECURITIES—EXCHANGE-TRADED	3.0%
BANKING	0.4%
Bank of America Corp., 4.125%, Series PP(a)		36,805	695,614
Morgan Stanley, 5.85%, Series K(a)		488	12,054
U.S. Bancorp, 4.00%, Series M(a)		51,166	938,896

			1,646,564

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., 6.50%, due 8/15/62		6,658	165,451

INSURANCE	1.2%
Athene Holding Ltd., 4.875%, Series D(a)		39,827	732,419
Equitable Holdings, Inc., 4.30%, Series C(a)		32,009	542,873
F&G Annuities & Life, Inc., 7.95%, due 12/15/53		116,753	3,069,436

			4,344,728

PIPELINES	0.2%
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		64,182	844,971

REAL ESTATE	0.4%
Public Storage, 4.70%, Series J(a)		66,425	1,451,386

UTILITIES	0.7%
SCE Trust VII, 7.50%, Series M (TruPS)(a)		100,911	2,653,960

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$10,593,440)			11,107,060

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	94.6%
BANKING	58.5%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(c),(d)		$1,200,000	1,237,283
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(c)		400,000	364,113
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(c)		2,200,000	2,155,939
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a),(b),(c)		1,800,000	1,913,074
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(c),(d)		1,000,000	1,028,396
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(c),(d)		1,600,000	1,850,894
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a),(b),(c)		1,400,000	1,484,650
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a),(b),(c)		3,400,000	3,655,000
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		2,181,000	1,997,104
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		1,199,000	1,164,529
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		1,119,000	1,121,106
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		835,000	833,581
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		336,000	335,542
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(c),(d)		600,000	639,099
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(c),(d)		1,000,000	1,092,176
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a),(b)		631,000	567,505

	Principal Amount		Value
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a),(b)	$1,687,000		$1,611,010
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a),(b)	1,745,000		1,666,551
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)	2,200,000		2,240,352
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)	1,200,000		1,244,585
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(b)	730,000		737,300
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(c)	1,800,000		1,708,272
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(c)	1,000,000		1,235,649
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(c)	2,300,000		2,230,566
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(c),(d)	2,400,000		3,049,064
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a),(b),(c)	200,000		254,132
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a),(b),(c)	3,400,000		3,510,306
BNP Paribas SA, 4.625% to 1/12/27 (France)(a),(b),(c),(e)	2,079,000		1,853,737
BNP Paribas SA, 4.625% to 2/25/31 (France)(a),(b),(c),(e)	1,800,000		1,466,283
BNP Paribas SA, 7.00% to 8/16/28 (France)(a),(b),(c),(e)	1,200,000		1,171,045
BNP Paribas SA, 7.375% to 8/19/25 (France)(a),(b),(c),(e)	600,000		601,865
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(b),(c),(e)	6,000,000		6,075,258
BNP Paribas SA, 8.50% to 8/14/28 (France)(a),(b),(c),(e)	3,600,000		3,736,649
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(b),(c),(e)	1,600,000		1,708,136
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a),(b),(c),(d)	1,800,000		2,002,914
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(b),(c),(d)	2,600,000		2,980,166
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a),(b)	5,216,000		4,746,672
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a),(b)	4,815,000		4,003,203
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a),(b)	2,070,000		1,929,152
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a),(b)	473,000		467,495
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)	5,244,000		4,845,048
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	1,500,000		1,405,420
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	1,027,000		1,014,737
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a),(b)	3,300,000		3,382,010
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	1,350,000		1,328,400
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(c),(d)	800,000		773,194
Credit Agricole SA, 4.75% to 3/23/29 (France)(a),(b),(c),(e)	2,400,000		2,057,436
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(a),(b),(c),(d)	3,200,000		3,484,610
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(c),(d)	1,600,000		1,811,480
Credit Agricole SA, 8.125% to 12/23/25 (France)(a),(b),(c),(e)	1,200,000		1,233,750
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	400,000		46,000
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	1,600,000		184,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a),(c),(e),(f),(g)	1,200,000		138,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(c)	1,200,000		1,092,516
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(c)	1,400,000		1,354,593
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(b),(c),(d)	2,000,000		2,337,140
DNB Bank ASA, 4.875% to 11/12/24, Series EMTN (Norway)(a),(b),(c),(d)	400,000		394,200
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a),(b),(e)	2,925,000		2,808,000
First Horizon Bank, 6.437% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a),(e),(h)	3,500	†	2,257,500
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	1,334,000		1,403,200
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a),(b)	786,000		709,226
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a),(b)	301,000		274,010
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a),(b)	860,000		905,467
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a),(b),(e)	2,025,000		2,572,341
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(c)	2,400,000		1,996,305

HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c)	800,000		793,929
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	800,000		868,073

	Principal Amount	Value
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(c)	$3,200,000	$3,338,531
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	1,674,000	1,509,592
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(c)	1,400,000	1,040,984
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a),(b),(c),(d)	1,400,000	1,184,750
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a),(b),(c)	2,800,000	2,635,247
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a),(b),(c)	1,600,000	1,565,900
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a),(b),(c),(d)	1,800,000	1,789,290
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(b),(c),(e)	2,000,000	1,973,329
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a),(b),(c),(d)	2,000,000	2,388,607
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	3,416,000	3,156,790
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)	1,000,000	1,006,604
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(c)	2,000,000	1,956,998
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(b),(c)	2,300,000	2,260,688
M&T Bank Corp., 3.50% to 9/1/26, Series I(a),(b)	247,000	198,217
M&T Bank Corp., 5.125% to 11/1/26, Series F(a),(b)	1,229,000	1,125,544
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(c),(d)	800,000	939,553
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(c)	2,600,000	2,539,381
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(c)	1,800,000	1,808,262
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a),(b),(c),(e)	1,200,000	1,192,200
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a),(b)	2,385,000	2,058,988
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a),(b)	1,528,000	1,464,389
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a),(b)	1,841,000	1,807,831
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a),(b)	3,144,000	2,994,318
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	889,000	874,030
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(c),(d)	600,000	595,500
Societe Generale SA, 5.375% to 11/18/30 (France)(a),(b),(c),(e)	2,400,000	1,966,900
Societe Generale SA, 6.75% to 4/6/28 (France)(a),(b),(c),(e)	1,200,000	1,074,864
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(b),(c),(e)	1,400,000	1,405,818
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(b),(c),(e)	2,600,000	2,704,598
Societe Generale SA, 10.00% to 11/14/28 (France)(a),(b),(c),(e)	2,400,000	2,566,553
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(a),(b),(c),(e)	800,000	644,354
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a),(b),(c),(e)	2,400,000	1,947,565
State Street Corp., 6.70% to 3/15/29, Series I(a),(b)	5,620,000	5,619,992
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(b),(c),(d)	600,000	602,041
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	4,400,000	4,580,968
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)	739,000	721,504
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)	2,260,000	2,095,938
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a),(b),(c),(e)	1,400,000	1,113,551
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a),(b),(c),(e)	2,400,000	2,171,633
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(c),(d)	800,000	758,212
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(c),(d)	3,500,000	3,468,377
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(c),(d)	1,200,000	1,198,500
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a),(b),(c),(e)	2,600,000	2,787,691
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a),(b),(c),(e)	3,600,000	3,930,880
U.S. Bancorp, 3.70% to 1/15/27, Series N(a),(b)	686,000	593,187
U.S. Bancorp, 5.30% to 4/15/27, Series J(a),(b)	2,010,000	1,892,264
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)	9,124,000	8,554,855
Wells Fargo & Co., 5.95%, due 12/15/36	1,478,000	1,527,180
Wells Fargo & Co., 7.625% to 9/15/28(a),(b)	5,000,000	5,250,140

		217,724,026

		Principal Amount	Value
ENERGY	1.5%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		$1,843,000	$1,808,430
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		3,788,000	3,595,072

			5,403,502

FINANCIAL SERVICES	1.5%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a),(b),(e)		940,000	828,380
American Express Co., 3.55% to 9/15/26, Series D(a),(b)		2,752,000	2,460,278
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b),(e)		825,000	780,396
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b),(e)		851,000	762,222
ILFC E-Capital Trust II, 7.436% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(e),(h)		940,000	749,070

			5,580,346

INSURANCE	13.9%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a),(b),(c),(d)		1,800,000	1,870,726
Allianz SE, 3.50% to 11/17/25 (Germany)(a),(b),(c),(e)		1,400,000	1,270,921
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(b),(e)		2,400,000	2,510,618
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A9(b)		200,000	198,932
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(a),(b),(d)		600,000	661,651
AXA SA, 8.60%, due 12/15/30 (France)		1,025,000	1,229,502
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a),(b),(c),(d)		400,000	326,298
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		1,550,000	1,556,147
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(a),(b),(e)		400,000	383,633
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		2,700,000	2,388,620
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		2,160,000	2,074,634
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		1,485,000	1,450,520
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b),(e)		2,832,000	2,523,598
Hartford Financial Services Group, Inc., 7.766% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e),(h)		1,236,000	1,070,207
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		1,200,000	1,044,250
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(b),(e)		1,470,000	1,290,827
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)		250,000	253,863
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		699,000	763,927
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(e)		1,700,000	1,840,328
MetLife, Inc., 9.25%, due 4/8/38(e)		2,000,000	2,304,178
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,229,710
Nippon Life Insurance Co., 3.40% to 1/23/30, due 1/23/50 (Japan)(b),(e)		1,400,000	1,232,960
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		2,100,000	1,963,083
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		1,920,000	1,914,183
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)		2,040,000	2,114,435
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(b),(e)		4,300,000	4,244,213
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		600,000	590,985
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(c),(d)		2,000,000	1,668,478
SBL Holdings, Inc., 6.50% to 11/13/26(a),(b),(e)		2,200,000	1,397,173
SBL Holdings, Inc., 7.00% to 5/13/25(a),(b),(e)		1,940,000	1,319,162
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a),(b),(e)		4,800,000	4,811,445
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29 (Switzerland)(b),(e)		400,000	387,330
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(d)		2,400,000	1,965,192

			51,851,729

PIPELINES	8.3%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		385,000	359,226
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		2,105,000	1,972,432

		Principal Amount	Value
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		$2,362,000	$2,277,336
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,215,056
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		1,838,000	1,839,066
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		2,232,000	2,261,284
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		2,900,000	3,009,009
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		3,460,000	3,707,718
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,040,000	1,976,308
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		1,176,000	1,139,721
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		2,470,000	2,557,623
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		3,449,000	3,084,934
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		2,398,000	2,108,202
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		3,407,000	3,281,510

			30,789,425

REAL ESTATE	1.0%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b),(e)		2,500,000	2,384,026
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b),(e)		1,500,000	1,376,487

			3,760,513

TELECOMMUNICATIONS	0.3%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a),(b),(d)		400,000	446,890
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		970,000	843,793

			1,290,683

UTILITIES	9.6%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		4,646,000	4,023,543
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		1,388,000	1,258,468
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		2,632,000	2,389,779
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		910,000	878,131
Edison International, 5.00% to 12/15/26, Series B(a),(b)		295,000	281,060
Edison International, 5.375% to 3/15/26, Series A(a),(b)		2,830,000	2,729,915
Edison International, 7.875% to 3/15/29, due 6/15/54(b)		2,530,000	2,577,936
Electricite de France SA, 7.50% to 9/6/28, due 12/31/29, Series EMTN (France)(a),(b),(d)		2,000,000	2,362,411
Electricite de France SA, 9.125% to 3/15/33 (France)(a),(b),(e)		3,200,000	3,581,830
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		3,206,000	3,153,578
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		400,000	351,900
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		1,298,000	1,256,639
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		3,640,000	3,222,856
Sempra, 4.875% to 10/15/25(a),(b)		3,080,000	3,026,639
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,854,000	2,667,358
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)		2,010,000	1,935,975

			35,698,018

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$355,419,972)			352,098,242

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(i)		1,292,010	$1,292,010

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,292,010)			1,292,010

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$371,055,682)	99.0%		368,400,187
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		3,809,252

NET ASSETS (Equivalent to $9.65 per share based on 38,569,696 shares of common stock outstanding)	100.0%		$372,209,439

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	62,043	USD	46,089	2/2/24	$(59)
Brown Brothers Harriman	CAD	1,064,138	USD	807,389	2/2/24	15,874
Brown Brothers Harriman	EUR	475,545	USD	515,022	2/2/24	1,101
Brown Brothers Harriman	EUR	900,000	USD	986,135	2/2/24	13,505
Brown Brothers Harriman	EUR	2,000,000	USD	2,185,676	2/2/24	24,276
Brown Brothers Harriman	EUR	20,874,433	USD	23,081,696	2/2/24	522,691
Brown Brothers Harriman	GBP	4,127,714	USD	5,261,886	2/2/24	30,833
Brown Brothers Harriman	USD	840,954	CAD	1,126,181	2/2/24	(3,292)
Brown Brothers Harriman	USD	25,674,292	EUR	23,667,523	2/2/24	(96,795)
Brown Brothers Harriman	USD	633,217	EUR	582,455	2/2/24	(3,758)
Brown Brothers Harriman	USD	5,249,296	GBP	4,127,714	2/2/24	(18,244)
Brown Brothers Harriman	CAD	1,139,230	USD	850,965	3/4/24	3,255
Brown Brothers Harriman	EUR	813,189	USD	882,248	3/4/24	2,300
Brown Brothers Harriman	EUR	23,659,943	USD	25,697,064	3/4/24	94,729
Brown Brothers Harriman	GBP	4,172,296	USD	5,306,827	3/4/24	17,982

						$604,398

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Indexed Currency Option Note
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.

(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $127,388,999 or 34.2% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $46,542,327 which represents 12.5% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $90,692,803 which represents 24.4% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at January 31, 2024.
(i)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	42.2
United Kingdom	11.7
France	11.6
Canada	11.5
Spain	5.1
Switzerland	4.9
Netherlands	2.7
Germany	2.5
Australia	2.3
Japan	1.7
Italy	1.2
Ireland	0.5
Other (includes short-term investments)	2.1

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over the counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$3,902,875	$—	$—	$3,902,875
Preferred Securities—Exchange-Traded	11,107,060	—	—	11,107,060
Preferred Securities—Over-the-Counter	—	352,098,242	—	352,098,242
Short-Term Investments	—	1,292,010	—	1,292,010

Total Investments in Securities(a)	$15,009,935	$353,390,252	$—	$368,400,187

Forward Foreign Currency Exchange Contracts	$—	$726,546	$—	$726,546

Total Derivative Assets(a)	$—	$726,546	$—	$726,546

Forward Foreign Currency Exchange Contracts	$—	$(122,148)	$—	$(122,148)

Total Derivative Liabilities(a)	$—	$(122,148)	$—	$(122,148)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the monthly average volume of the Fund’s forward foreign currency exchange contracts activity for the three months ended January 31, 2024:

Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$29,832,010

(a)

Average notional amounts represent the average for the period in which the Fund had forward foreign currency exchange contracts outstanding. For the period, this represents three months for forward foreign currency exchange contracts.